Loss Per Common Share	6 Months Ended
Jun. 30, 2011
Loss Per Common Share
Loss Per Common Share
6. Loss per Common Share

In accordance with ASC 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. However, because their effect is anti-dilutive, the Company has excluded stock options and warrants aggregating 17,546,200 and 466,755 shares, respectively, from the computation of diluted EPS for the six-month periods ended June 30, 2011 and 2010, respectively.